Pioneer Balanced ESG Fund
Schedule of Investments  |  October 31, 2024

A: AOBLX	C: PCBCX	K: PCBKX	R: CBPRX	Y: AYBLX

Schedule of Investments  |  10/31/24
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 101.3%
	Senior Secured Floating Rate Loan Interests — 0.1% of Net Assets*(a)
	Chemicals-Diversified — 0.0%†
39,000	LSF11 A5 Holdco LLC, 2024 Refinancing Term Loan, 8.30% (Term SOFR + 350 bps), 10/15/28	$ 39,219
	Total Chemicals-Diversified	$39,219

	Computer Services — 0.0%†
110,000	Amentum Holdings, Inc., Initial Term Loan, 6.935% (Term SOFR + 225 bps), 9/29/31	$ 110,103
	Total Computer Services	$110,103

	Cruise Lines — 0.0%†
35,000	LC Ahab US Bidco LLC, Initial Term Loan, 8.185% (Term SOFR + 300 bps), 5/1/31	$ 35,197
	Total Cruise Lines	$35,197

	Electric-Generation — 0.0%†
85,000	Alpha Generation LLC, Initial Term B Loan, 7.446% (Term SOFR + 275 bps), 9/30/31	$ 85,091
	Total Electric-Generation	$85,091

	Finance-Leasing Company — 0.0%†
70,933	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 6.359% (Term SOFR + 150 bps), 2/12/27	$ 70,980
	Total Finance-Leasing Company	$70,980

	Medical-Wholesale Drug Distribution — 0.0%†
55,521	Owens & Minor, Inc., Term B-1 Loan, 8.535% (Term SOFR + 375 bps), 3/29/29	$ 55,683
	Total Medical-Wholesale Drug Distribution	$55,683

	REITS-Storage — 0.1%
163,650	Iron Mountain Information Management LLC, Amendment No.1 Incremental Term B Loan, 6.685% (Term SOFR + 200 bps), 1/31/31	$ 163,036
	Total REITS-Storage	$163,036

1Pioneer Balanced ESG Fund | 10/31/24

Principal Amount USD ($)		Value
	Retail — 0.0%†
24,938	MI Windows and Doors LLC, Term B-2 Loan, 7.685% (Term SOFR + 300 bps), 3/28/31	$ 25,057
	Total Retail	$25,057

	Total Senior Secured Floating Rate Loan Interests (Cost $581,729)	$584,366

Shares
	Common Stocks — 64.6% of Net Assets
	Automobiles — 0.4%
59,481	Honda Motor Co., Ltd. (A.D.R.)	$ 1,802,869
	Total Automobiles	$1,802,869

	Banks — 0.9%
236,877	Huntington Bancshares, Inc.	$ 3,692,912
	Total Banks	$3,692,912

	Beverages — 0.8%
19,155	PepsiCo., Inc.	$ 3,181,262
	Total Beverages	$3,181,262

	Biotechnology — 2.7%
30,973	AbbVie, Inc.	$ 6,314,465
10,513(b)	Vertex Pharmaceuticals, Inc.	5,003,978
	Total Biotechnology	$11,318,443

	Building Products — 0.7%
41,236	Johnson Controls International Plc	$ 3,115,380
	Total Building Products	$3,115,380

	Capital Markets — 2.8%
58,811	Bank of New York Mellon Corp.	$ 4,431,997
28,109	Morgan Stanley	3,267,671
46,550	State Street Corp.	4,319,840
	Total Capital Markets	$12,019,508

	Chemicals — 0.9%
12,301	Air Products and Chemicals, Inc.	$ 3,819,830
	Total Chemicals	$3,819,830

Pioneer Balanced ESG Fund | 10/31/242

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Shares		Value
	Communications Equipment — 2.6%
124,848	Cisco Systems, Inc.	$ 6,837,925
9,405	Motorola Solutions, Inc.	4,226,137
	Total Communications Equipment	$11,064,062

	Construction Materials — 1.3%
59,567	CRH Plc	$ 5,684,479
	Total Construction Materials	$5,684,479

	Containers & Packaging — 0.7%
97,271	Graphic Packaging Holding Co.	$ 2,748,878
	Total Containers & Packaging	$2,748,878

	Electrical Equipment — 3.4%
17,505	Eaton Corp. Plc	$ 5,804,308
77,151	Prysmian S.p.A.	5,439,759
30,381	Vertiv Holdings Co., Class A	3,320,340
	Total Electrical Equipment	$14,564,407

	Electronic Equipment, Instruments & Components — 1.5%
24,456(b)	Keysight Technologies, Inc.	$ 3,644,189
17,225	TE Connectivity Plc	2,539,309
	Total Electronic Equipment, Instruments & Components	$6,183,498

	Entertainment — 0.7%
32,701	Walt Disney Co.	$ 3,145,836
	Total Entertainment	$3,145,836

	Financial Services — 2.7%
42,809(b)	PayPal Holdings, Inc.	$ 3,394,754
27,520	Visa, Inc., Class A	7,976,672
	Total Financial Services	$11,371,426

	Food Products — 1.8%
118,659	Glanbia Plc	$ 1,968,338
79,092	Kraft Heinz Co.	2,646,418
39,585	Lamb Weston Holdings, Inc.	3,075,359
	Total Food Products	$7,690,115

	Health Care Equipment & Supplies — 1.0%
8,075(b)	Intuitive Surgical, Inc.	$ 4,068,508
	Total Health Care Equipment & Supplies	$4,068,508

3Pioneer Balanced ESG Fund | 10/31/24

Shares		Value
	Health Care Providers & Services — 2.3%
52,134	Cardinal Health, Inc.	$ 5,657,582
12,603	Cigna Group	3,967,550
	Total Health Care Providers & Services	$9,625,132

	Hotel & Resort REITs — 0.6%
155,772	Host Hotels & Resorts, Inc.	$ 2,685,509
	Total Hotel & Resort REITs	$2,685,509

	Insurance — 1.6%
14,241	Chubb, Ltd.	$ 4,022,228
49,393	Sun Life Financial, Inc.	2,737,360
	Total Insurance	$6,759,588

	Interactive Media & Services — 5.9%
145,852	Alphabet, Inc., Class A	$ 24,956,736
	Total Interactive Media & Services	$24,956,736

	IT Services — 0.8%
15,577	International Business Machines Corp.	$ 3,220,077
	Total IT Services	$3,220,077

	Life Sciences Tools & Services — 0.4%
9,063(b)	IQVIA Holdings, Inc.	$ 1,865,347
	Total Life Sciences Tools & Services	$1,865,347

	Machinery — 0.8%
8,022	Deere & Co.	$ 3,246,423
	Total Machinery	$3,246,423

	Metals & Mining — 1.8%
9,458	Reliance, Inc.	$ 2,708,204
102,274	Teck Resources, Ltd., Class B	4,754,718
	Total Metals & Mining	$7,462,922

	Office REITs — 2.0%
387,089	Piedmont Office Realty Trust, Inc., Class A	$ 3,847,665
63,454	SL Green Realty Corp.	4,797,757
	Total Office REITs	$8,645,422

	Oil, Gas & Consumable Fuels — 2.6%
28,028	Phillips 66	$ 3,414,371
57,291	Shell Plc (A.D.R.)	3,870,007
21,172	Targa Resources Corp.	3,534,877
	Total Oil, Gas & Consumable Fuels	$10,819,255

Pioneer Balanced ESG Fund | 10/31/244

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Shares		Value
	Personal Care Products — 0.6%
112,006	Kenvue, Inc.	$ 2,568,298
	Total Personal Care Products	$2,568,298

	Pharmaceuticals — 2.6%
9,221	Eli Lilly & Co.	$ 7,651,032
19,479	Merck KGaA	3,220,619
	Total Pharmaceuticals	$10,871,651

	Semiconductors & Semiconductor Equipment — 4.7%
28,081(b)	Advanced Micro Devices, Inc.	$ 4,045,630
12,083	Analog Devices, Inc.	2,695,838
26,458(b)	Axcelis Technologies, Inc.	2,257,132
109,505	Intel Corp.	2,356,548
41,300	Lam Research Corp.	3,070,655
23,708	Microchip Technology, Inc.	1,739,456
21,541	QUALCOMM, Inc.	3,506,228
	Total Semiconductors & Semiconductor Equipment	$19,671,487

	Software — 6.0%
10,420(b)	Adobe, Inc.	$ 4,981,594
38,296	Microsoft Corp.	15,561,579
29,762	Oracle Corp.	4,995,254
	Total Software	$25,538,427

	Specialized REITs — 1.3%
20,196	Crown Castle, Inc.	$ 2,170,868
19,074	Digital Realty Trust, Inc.	3,399,559
	Total Specialized REITs	$5,570,427

	Specialty Retail — 2.0%
48,736	TJX Cos., Inc.	$ 5,508,630
8,019(b)	Ulta Beauty, Inc.	2,958,851
	Total Specialty Retail	$8,467,481

	Technology Hardware, Storage & Peripherals — 1.8%
100,356(b)	Pure Storage, Inc., Class A	$ 5,022,818
2,295	Samsung Electronics Co., Ltd. (G.D.R.) (144A)	2,430,405
	Total Technology Hardware, Storage & Peripherals	$7,453,223

	Textiles, Apparel & Luxury Goods — 0.8%
11,938(b)	Lululemon Athletica, Inc.	$ 3,556,330
	Total Textiles, Apparel & Luxury Goods	$3,556,330

5Pioneer Balanced ESG Fund | 10/31/24

Shares		Value
	Trading Companies & Distributors — 1.1%
23,955	Ferguson Enterprises, Inc.	$ 4,712,907
	Total Trading Companies & Distributors	$4,712,907

	Total Common Stocks (Cost $190,220,716)	$273,168,055

Principal Amount USD ($)
	Asset Backed Securities — 3.7% of Net Assets
49,060	Accelerated LLC, Series 2021-1H, Class C, 2.35%, 10/20/40 (144A)	$ 44,782
180,000	ACHM Trust, Series 2024-HE2, Class A, 5.35%, 10/25/39 (144A)	177,887
120,000	ACM Auto Trust, Series 2024-2A, Class A, 6.06%, 2/20/29 (144A)	120,103
147,801	Affirm Asset Securitization Trust, Series 2024-X1, Class A, 6.27%, 5/15/29 (144A)	148,318
100,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04%, 7/12/30 (144A)	101,147
300,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class D, 7.25%, 5/21/29 (144A)	306,541
100,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class C, 6.36%, 12/20/29 (144A)	102,732
230,000	Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class D, 5.97%, 10/20/31 (144A)	232,263
300,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class C, 6.768% (1 Month Term SOFR + 196 bps), 8/15/34 (144A)	297,380
250,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class C, 7.31% (SOFR30A + 230 bps), 1/15/37 (144A)	245,517
400,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL2, Class C, 8.254% (1 Month Term SOFR + 345 bps), 5/15/37 (144A)	397,074
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class B, 5.85%, 6/20/30 (144A)	100,668
120,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.48%, 6/20/30 (144A)	121,002
177,071	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	161,059
160,000(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class C, 7.31% (SOFR30A + 230 bps), 2/15/37 (144A)	157,687
Pioneer Balanced ESG Fund | 10/31/246

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
81,434	BXG Receivables Note Trust, Series 2018-A, Class C, 4.44%, 2/2/34 (144A)	$ 80,422
250,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 7.856% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	248,325
114,219(c)	Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44 (144A)	106,622
150,000	Cascade MH Asset Trust, Series 2021-MH1, Class M1, 2.992%, 2/25/46 (144A)	112,859
130,000(c)	CFMT LLC, Series 2022-HB9, Class M3, 3.25%, 9/25/37 (144A)	113,155
151,810(c)	CFMT LLC, Series 2024-HB13, Class A, 3.00%, 5/25/34 (144A)	145,107
100,000(c)	CFMT LLC, Series 2024-HB13, Class M2, 3.00%, 5/25/34 (144A)	88,864
200,000	Commercial Equipment Finance LLC, Series 2021-A, Class C, 3.55%, 12/15/28 (144A)	197,802
400,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	401,295
68,103	CoreVest American Finance Trust, Series 2020-3, Class A, 1.358%, 8/15/53 (144A)	65,468
180,029	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31 (144A)	181,086
100,000	DataBank Issuer, Series 2021-1A, Class B, 2.65%, 2/27/51 (144A)	94,207
170,000	DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54 (144A)	165,935
100,000	Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30 (144A)	101,188
400,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.13%, 2/15/30	415,590
230,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98%, 9/16/30	232,941
780,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81%, 12/16/30	786,717
190,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.06%, 2/18/31	186,723
260,000	FHF Issuer Trust, Series 2024-1A, Class C, 7.42%, 5/15/31 (144A)	267,400
448,242(c)	FIGRE Trust, Series 2024-HE3, Class A, 5.937%, 7/25/54 (144A)	450,418
28,041	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	25,924
160,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.18%, 8/15/29 (144A)	166,438
7Pioneer Balanced ESG Fund | 10/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
160,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.19%, 2/15/30 (144A)	$ 162,849
530,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class D, 5.53%, 2/18/31 (144A)	528,485
100,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28%, 10/15/31 (144A)	98,171
100,000	Hertz Vehicle Financing III LLC, Series 2024-1A, Class C, 6.70%, 1/25/29 (144A)	100,311
110,000	Hertz Vehicle Financing III LLC, Series 2024-2A, Class C, 6.70%, 1/27/31 (144A)	109,951
125,000(a)	HGI CRE CLO, Ltd., Series 2021-FL2, Class C, 6.70% (1 Month Term SOFR + 191 bps), 9/17/36 (144A)	123,988
194,000	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	106,700
114,327	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	106,887
164,853	Home Partners of America Trust, Series 2019-2, Class E, 3.32%, 10/19/39 (144A)	154,586
100,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 7/21/31 (144A)	102,445
460,000	HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 11/20/31 (144A)	465,821
100,000	HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/32 (144A)	101,249
250,000	Libra Solutions LLC, Series 2024-1A, Class A, 5.88%, 9/30/38 (144A)	247,485
240,000	Merchants Fleet Funding LLC, Series 2024-1A, Class C, 6.18%, 4/20/37 (144A)	242,594
120,000	Merchants Fleet Funding LLC, Series 2024-1A, Class D, 6.85%, 4/20/37 (144A)	121,346
230,000(d)	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.88%, 1/15/30 (144A)	229,977
150,000(d)	Mission Lane Credit Card Master Trust, Series 2024-B, Class B, 6.32%, 1/15/30 (144A)	149,988
32,405	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	28,538
77,017	Mosaic Solar Loan Trust, Series 2020-1A, Class A, 2.10%, 4/20/46 (144A)	67,131
150,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62 (144A)	127,611
100,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	100,616
230,000	NMEF Funding LLC, Series 2024-A, Class C, 6.33%, 12/15/31 (144A)	228,888
Pioneer Balanced ESG Fund | 10/31/248

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
38,631	Oportun Funding XIV LLC, Series 2021-A, Class C, 3.44%, 3/8/28 (144A)	$ 37,936
150,000(d)	Pagaya AI Debt Grantor Trust, Series 2024-10, Class A, 5.183%, 6/15/32 (144A)	150,000
300,000	Prestige Auto Receivables Trust, Series 2024-2A, Class D, 5.15%, 7/15/30 (144A)	294,624
200,343(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 8.07% (PRIME + 7 bps), 4/25/48 (144A)	205,552
250,000	Republic Finance Issuance Trust, Series 2021-A, Class A, 2.30%, 12/22/31 (144A)	245,401
100,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.53%, 12/22/31 (144A)	95,067
250,000	Santander Bank Auto Credit-Linked Notes Series, Series 2024-A, Class E, 7.762%, 6/15/32 (144A)	252,512
160,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class D, 6.28%, 8/15/31	164,094
390,000	Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32%, 12/15/31	387,908
430,000	Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88%, 9/15/27	430,230
250,000	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.93%, 9/20/30 (144A)	244,887
100,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.58%, 6/21/33 (144A)	102,324
51,189	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	46,998
325,000(a)	STWD, Ltd., Series 2022-FL3, Class B, 6.96% (SOFR30A + 195 bps), 11/15/38 (144A)	315,080
100,000	Tricolor Auto Securitization Trust, Series 2024-2A, Class C, 6.93%, 4/17/28 (144A)	101,518
100,000	Tricolor Auto Securitization Trust, Series 2024-3A, Class C, 5.73%, 12/15/28 (144A)	99,813
120,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	109,254
105,000	VFI ABS LLC, Series 2023-1A, Class C, 9.26%, 12/24/29 (144A)	109,097
349,849(e)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	354,141
100,000	VStrong Auto Receivables Trust, Series 2023-A, Class D, 9.31%, 2/15/30 (144A)	110,875
79,776	Welk Resorts LLC, Series 2019-AA, Class C, 3.34%, 6/15/38 (144A)	76,386
9Pioneer Balanced ESG Fund | 10/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
125,269	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	$ 121,727
280,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.91%, 4/15/30 (144A)	282,838
240,000	Westlake Automobile Receivables Trust, Series 2024-3A, Class A2A, 4.82%, 9/15/27 (144A)	239,967
	Total Asset Backed Securities (Cost $15,818,623)	$15,632,492

	Collateralized Mortgage Obligations—2.6% of Net Assets
425,000(c)	BINOM Securitization Trust, Series 2022-RPL1, Class M2, 3.00%, 2/25/61 (144A)	$ 315,202
100,000(c)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	91,144
100,000(c)	CFMT LLC, Series 2024-HB14, Class M1, 3.00%, 6/25/34 (144A)	92,030
100,000(c)	CFMT LLC, Series 2024-HB14, Class M2, 3.00%, 6/25/34 (144A)	89,681
100,000(c)	CFMT LLC, Series 2024-HB15, Class M2, 4.00%, 8/25/34 (144A)	92,747
500,000(c)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class M3, 3.25%, 3/25/61 (144A)	419,770
645,251(c)	Citigroup Mortgage Loan Trust, Series 2021-INV2, Class B1W, 2.987%, 5/25/51 (144A)	523,667
150,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 7.857% (SOFR30A + 300 bps), 1/25/42 (144A)	153,829
100,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 6.807% (SOFR30A + 195 bps), 3/25/44 (144A)	100,743
100,000(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M2, 6.557% (SOFR30A + 170 bps), 7/25/44 (144A)	100,404
210,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 8.807% (SOFR30A + 395 bps), 9/26/33 (144A)	217,211
67,396	Federal Home Loan Mortgage Corp. REMICs, Series 3816, Class HA, 3.50%, 11/15/25	66,859
11,189(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3868, Class FA, 5.524% (SOFR30A + 51 bps), 5/15/41	11,041
92,289(a)(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 1.426% (SOFR30A + 644 bps), 8/15/42	12,406
Pioneer Balanced ESG Fund | 10/31/2410

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
74,217(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	$ 15,140
97,084(f)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	20,240
400,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-4, Class M, 4.75%, 3/25/58 (144A)	377,311
485,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA3, Class B1, 8.207% (SOFR30A + 335 bps), 9/25/41 (144A)	496,824
400,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA3, Class M2, 6.957% (SOFR30A + 210 bps), 9/25/41 (144A)	403,243
260,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class A1, 6.077% (SOFR30A + 105 bps), 10/25/44 (144A)	260,081
130,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class M1, 6.027% (SOFR30A + 100 bps), 10/25/44 (144A)	130,041
12,028(a)	Federal National Mortgage Association REMICs, Series 2006-104, Class GF, 5.291% (SOFR30A + 43 bps), 11/25/36	11,876
16,570(a)	Federal National Mortgage Association REMICs, Series 2006-23, Class FP, 5.271% (SOFR30A + 41 bps), 4/25/36	16,321
6,305(a)	Federal National Mortgage Association REMICs, Series 2007-93, Class FD, 5.521% (SOFR30A + 66 bps), 9/25/37	6,244
39,863(a)	Federal National Mortgage Association REMICs, Series 2011-63, Class FG, 5.421% (SOFR30A + 56 bps), 7/25/41	39,402
62,315(f)	Federal National Mortgage Association REMICs, Series 2020-83, Class EI, 4.00%, 11/25/50	12,805
271,312(f)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	45,713
225,911(a)(f)	Government National Mortgage Association, Series 2020-9, Class SA, 3.24% (1 Month Term SOFR + 324 bps), 1/20/50	3,713
160,000(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	114,970
279,890(c)	GS Mortgage-Backed Securities Trust, Series 2022-PJ1, Class A4, 2.50%, 5/28/52 (144A)	223,460
11Pioneer Balanced ESG Fund | 10/31/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
100,000(c)	Homeward Opportunities Fund I Trust, Series 2020-2, Class A3, 3.196%, 5/25/65 (144A)	$ 96,614
100,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B1, 3.295%, 9/25/56 (144A)	69,706
100,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	67,650
276,692	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	262,166
121,511(c)	JP Morgan Mortgage Trust, Series 2021-13, Class B1, 3.139%, 4/25/52 (144A)	99,243
275,486(c)	JP Morgan Mortgage Trust, Series 2021-7, Class B2, 2.796%, 11/25/51 (144A)	217,309
119,034(c)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B1, 2.979%, 10/25/51 (144A)	96,392
800,000(c)	JP Morgan Mortgage Trust, Series 2022-2, Class A5A, 2.50%, 8/25/52 (144A)	529,421
210,000(c)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	150,933
653,468(c)	JP Morgan Mortgage Trust, Series 2022-8, Class B2, 4.681%, 1/25/53 (144A)	583,980
250,000(c)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.522%, 7/25/52 (144A)	160,312
317,694(c)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A15, 2.50%, 8/25/51 (144A)	254,031
300,000(c)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A5, 2.50%, 8/25/51 (144A)	199,987
33,495(c)	MFA Trust, Series 2020-NQM1, Class A3, 3.30%, 8/25/49 (144A)	31,200
24,761(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 10.221% (SOFR30A + 536 bps), 10/25/30 (144A)	24,908
140,000(c)	Onity Loan Investment Trust, Series 2024-HB2, Class M2, 5.00%, 8/25/37 (144A)	134,957
544,832(c)	PRMI Securitization Trust, Series 2021-1, Class B1, 2.478%, 4/25/51 (144A)	428,397
255,698(c)	Provident Funding Mortgage Trust, Series 2021-2, Class A9, 2.25%, 4/25/51 (144A)	203,979
140,398(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 7.557% (SOFR30A + 270 bps), 7/25/33 (144A)	141,911
291,710(c)	RCKT Mortgage Trust, Series 2021-3, Class A25, 2.50%, 7/25/51 (144A)	233,254
268,836(c)	RCKT Mortgage Trust, Series 2021-4, Class B1A, 3.006%, 9/25/51 (144A)	218,449
Pioneer Balanced ESG Fund | 10/31/2412

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
385,000(c)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	$ 274,653
32,267(c)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	28,305
287,498(c)	RMF Proprietary Issuance Trust, Series 2021-2, Class A, 2.125%, 9/25/61 (144A)	247,240
150,000(c)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	99,569
140,000(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 7.002% (1 Month Term SOFR + 226 bps), 10/25/48 (144A)	140,730
270,000(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 8.257% (SOFR30A + 340 bps), 11/25/33 (144A)	274,480
400,000(c)	UWM Mortgage Trust, Series 2021-INV1, Class A5, 2.50%, 8/25/51 (144A)	267,871
675,000(c)	UWM Mortgage Trust, Series 2021-INV2, Class A5, 2.50%, 9/25/51 (144A)	451,253
36,367(c)	Visio Trust, Series 2019-2, Class A1, 2.722%, 11/25/54 (144A)	35,294
356,312(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2020-5, Class B2, 2.911%, 9/25/50 (144A)	296,313
100,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	71,746
335,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	221,608
	Total Collateralized Mortgage Obligations (Cost $12,375,295)	$11,077,979

	Commercial Mortgage-Backed Securities—1.4% of Net Assets
300,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	$ 290,394
200,000(c)	Benchmark Mortgage Trust, Series 2022-B34, Class AM, 3.83%, 4/15/55	178,158
207,730	Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A3, 3.963%, 6/10/51	200,348
350,000(a)	COMM Mortgage Trust, Series 2024-WCL1, Class A, 6.627% (1 Month Term SOFR + 184 bps), 6/15/41 (144A)	348,797
255	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class AMFX, 4.877%, 4/15/37	254
250,000(c)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class AS, 4.174%, 11/15/48	245,033
13Pioneer Balanced ESG Fund | 10/31/24

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
11,859(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class M1, 6.857% (SOFR30A + 200 bps), 1/25/51 (144A)	$ 11,794
550,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 8.857% (SOFR30A + 400 bps), 11/25/51 (144A)	560,999
100,000(c)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.074%, 7/25/27 (144A)	94,250
109,745(a)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 7.578% (SOFR30A + 241 bps), 6/25/26 (144A)	106,891
105,511(a)	FREMF Mortgage Trust, Series 2019-KF66, Class B, 7.678% (SOFR30A + 251 bps), 7/25/29 (144A)	98,486
250,000(c)	FREMF Trust, Series 2018-KW04, Class B, 3.925%, 9/25/28 (144A)	222,090
807,239(c)(f)	Government National Mortgage Association, Series 2017-21, Class IO, 0.632%, 10/16/58	28,311
400,000(a)	GS Mortgage Securities Corportation Trust, Series 2021-IP, Class D, 7.018% (1 Month Term SOFR + 221 bps), 10/15/36 (144A)	393,463
220,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class A, 6.345% (1 Month Term SOFR + 154 bps), 5/15/37 (144A)	219,863
100,000(c)	HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.555%, 5/10/39 (144A)	101,494
375,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	349,688
250,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	242,009
2,450,000(c)(f)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.119%, 6/15/51	10,879
250,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	233,597
250,000(a)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class D, 7.395% (1 Month Term SOFR + 261 bps), 7/15/36 (144A)	246,336
300,000(c)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.276%, 7/11/40 (144A)	269,326
150,000(a)	ORL Trust, Series 2023-GLKS, Class A, 7.154% (1 Month Term SOFR + 235 bps), 10/19/36 (144A)	150,328
50,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	32,438
Pioneer Balanced ESG Fund | 10/31/2414

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
500,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 7.802% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	$ 489,772
125,000(c)	Soho Trust, Series 2021-SOHO, Class A, 2.697%, 8/10/38 (144A)	89,172
325,000(a)	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class B, 7.736% (1 Month Term SOFR + 293 bps), 5/15/37 (144A)	325,812
210,000(c)	THPT Mortgage Trust, Series 2023-THL, Class A, 6.994%, 12/10/34 (144A)	213,354
308,631(a)	TTAN, Series 2021-MHC, Class B, 6.018% (1 Month Term SOFR + 121 bps), 3/15/38 (144A)	307,377
974,020(c)(f)	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class XA, 0.865%, 9/15/57	4,578
2,977,316(c)(f)	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class XA, 1.60%, 10/15/49	66,751
	Total Commercial Mortgage-Backed Securities (Cost $6,518,628)	$6,132,042

	Convertible Corporate Bonds — 0.7% of Net Assets
	REITs — 0.7%
3,227,000	Redwood Trust, Inc., 7.75%, 6/15/27	$ 3,188,276
	Total REITs	$3,188,276

	Total Convertible Corporate Bonds (Cost $3,016,949)	$3,188,276

	Corporate Bonds — 11.5% of Net Assets
	Airlines — 0.1%
110,155	Air Canada 2017-1 Class AA Pass Through Trust, 3.30%, 1/15/30 (144A)	$ 102,076
60,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	59,331
120,000	United Airlines Pass-Through Trust, 5.45%, 2/15/37	121,762
	Total Airlines	$283,169

	Auto Manufacturers — 0.7%
275,000	American Honda Finance Corp., 4.85%, 10/23/31	$ 271,569
345,000	American Honda Finance Corp., 5.05%, 7/10/31	346,232
150,000	Cummins, Inc., 5.45%, 2/20/54	151,638
435,000(d)	Ford Motor Credit Co. LLC, 6.054%, 11/5/31	435,130
165,000	General Motors Financial Co., Inc., 3.10%, 1/12/32	141,789
15Pioneer Balanced ESG Fund | 10/31/24

Principal Amount USD ($)		Value
	Auto Manufacturers — (continued)
90,000	General Motors Financial Co., Inc., 5.75%, 2/8/31	$ 91,639
440,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	452,053
285,000	Hyundai Capital America, 5.80%, 4/1/30 (144A)	292,906
125,000	Hyundai Capital America, 6.20%, 9/21/30 (144A)	131,213
325,000	Mercedes-Benz Finance North America LLC, 4.85%, 1/11/29 (144A)	324,376
175,000	Toyota Motor Credit Corp., 4.60%, 10/10/31	171,819
	Total Auto Manufacturers	$2,810,364

	Banks — 4.0%
400,000(c)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 342,947
200,000	ABN AMRO Bank NV, 4.80%, 4/18/26 (144A)	198,862
285,000(c)	Australia & New Zealand Banking Group, Ltd., 5.731% (5 Year CMT Index + 162 bps), 9/18/34 (144A)	288,978
200,000	Banco Santander Chile, 2.70%, 1/10/25 (144A)	198,701
600,000(c)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	518,697
335,000(c)	Bank of America Corp., 2.572% (SOFR + 121 bps), 10/20/32	284,856
225,000(c)	BNP Paribas S.A., 2.159% (SOFR + 122 bps), 9/15/29 (144A)	201,673
260,000(c)	BNP Paribas S.A., 5.176% (SOFR + 152 bps), 1/9/30 (144A)	261,323
270,000(c)	CaixaBank S.A., 6.84% (SOFR + 277 bps), 9/13/34 (144A)	291,906
255,000(c)	Canadian Imperial Bank of Commerce, 4.631% (SOFR + 134 bps), 9/11/30	251,015
220,000(c)	Citigroup, Inc., 2.52% (SOFR + 118 bps), 11/3/32	185,427
225,000(c)	Citizens Financial Group, Inc., 5.718% (SOFR + 191 bps), 7/23/32	227,130
135,000(c)	Citizens Financial Group, Inc., 5.841% (SOFR + 201 bps), 1/23/30	137,862
375,000(c)	Comerica Bank, 5.332% (SOFR + 261 bps), 8/25/33	353,756
435,000	Cooperatieve Rabobank UA, 4.494%, 10/17/29	429,420
275,000(c)	Danske Bank A/S, 5.427% (1 Year CMT Index + 95 bps), 3/1/28 (144A)	278,397
440,000(c)(d)	DNB Bank ASA, 4.853% (SOFR + 105 bps), 11/5/30 (144A)	438,722
630,000	Federation des Caisses Desjardins du Quebec, 5.25%, 4/26/29 (144A)	635,597
210,000(c)	Goldman Sachs Group, Inc., 2.65% (SOFR + 126 bps), 10/21/32	179,090
Pioneer Balanced ESG Fund | 10/31/2416

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
140,000(c)	Goldman Sachs Group, Inc., 4.223% (3 Month Term SOFR + 156 bps), 5/1/29	$ 136,810
305,000(c)	HSBC Holdings Plc, 2.206% (SOFR + 129 bps), 8/17/29	274,673
335,000(c)	HSBC Holdings Plc, 2.871% (SOFR + 141 bps), 11/22/32	287,199
200,000(c)	HSBC Holdings Plc, 6.161% (SOFR + 197 bps), 3/9/29	206,937
585,000(c)(g)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	474,443
250,000(c)	Intesa Sanpaolo S.p.A., 7.778% (1 Year CMT Index + 390 bps), 6/20/54 (144A)	275,134
380,000	Intesa Sanpaolo S.p.A., 7.80%, 11/28/53 (144A)	437,151
275,000(c)	JPMorgan Chase & Co., 2.545% (SOFR + 118 bps), 11/8/32	234,629
90,000(c)	JPMorgan Chase & Co., 4.586% (SOFR + 180 bps), 4/26/33	87,396
300,000(c)	JPMorgan Chase & Co., 5.04% (SOFR + 119 bps), 1/23/28	301,610
215,000(c)	JPMorgan Chase & Co., 5.766% (SOFR + 149 bps), 4/22/35	223,757
500,000	KeyBank N.A., 4.15%, 8/8/25	496,420
105,000(c)	KeyCorp, 6.401% (SOFR + 242 bps), 3/6/35	110,794
300,000(c)	Macquarie Group, Ltd., 2.691% (SOFR + 144 bps), 6/23/32 (144A)	256,999
200,000(c)	Mitsubishi UFJ Financial Group, Inc., 2.494% (1 Year CMT Index + 97 bps), 10/13/32	170,682
210,000(c)	Mitsubishi UFJ Financial Group, Inc., 5.426% (1 Year CMT Index + 100 bps), 4/17/35	213,464
175,000(c)	Morgan Stanley, 5.173% (SOFR + 145 bps), 1/16/30	176,513
290,000(c)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	284,439
70,000(c)	Morgan Stanley, 5.652% (SOFR + 101 bps), 4/13/28	71,398
180,000(c)	Morgan Stanley, 5.942% (5 Year CMT Index + 180 bps), 2/7/39	182,607
65,000(c)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	66,201
210,000(c)	NatWest Group Plc, 6.475% (5 Year CMT Index + 220 bps), 6/1/34	217,184
355,000(a)	NatWest Markets Plc, 6.197% (SOFR + 114 bps), 5/17/29 (144A)	357,282
585,000(c)(g)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	506,180
65,000(c)	PNC Financial Services Group, Inc., 5.30% (SOFR + 134 bps), 1/21/28	65,784
165,000(c)	Regions Financial Corp., 5.502% (SOFR + 206 bps), 9/6/35	163,504
17Pioneer Balanced ESG Fund | 10/31/24

Principal Amount USD ($)		Value
	Banks — (continued)
195,000(c)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	$ 183,858
65,000(c)	Santander Holdings USA, Inc., 6.124% (SOFR + 123 bps), 5/31/27	65,948
215,000(c)	Standard Chartered Plc, 5.005% (1 Year CMT Index + 115 bps), 10/15/30 (144A)	212,448
60,000(c)	Truist Financial Corp., 5.435% (SOFR + 162 bps), 1/24/30	60,720
200,000(c)	Truist Financial Corp., 7.161% (SOFR + 245 bps), 10/30/29	214,400
385,000(c)	UBS Group AG, 2.746% (1 Year CMT Index + 110 bps), 2/11/33 (144A)	326,237
2,500,000(c)(g)	UBS Group AG, 4.875% (5 Year CMT Index + 340 bps) (144A)	2,370,872
200,000(c)	UBS Group AG, 4.988% (1 Year CMT Index + 240 bps), 8/5/33 (144A)	197,449
350,000(c)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	341,252
230,000(c)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	221,840
200,000(c)	UniCredit S.p.A., 7.296% (5 Year USD Swap Rate + 491 bps), 4/2/34 (144A)	209,293
530,000(c)	US Bancorp, 2.491% (5 Year CMT Index + 95 bps), 11/3/36	433,743
80,000(c)	US Bancorp, 5.384% (SOFR + 156 bps), 1/23/30	81,281
	Total Banks	$16,902,890

	Biotechnology — 0.1%
165,000	Amgen, Inc., 5.25%, 3/2/33	$ 166,703
115,000	Royalty Pharma Plc, 5.15%, 9/2/29	115,698
145,000	Royalty Pharma Plc, 5.40%, 9/2/34	143,975
	Total Biotechnology	$426,376

	Building Materials — 0.1%
145,000(d)	Martin Marietta Materials, Inc., 5.15%, 12/1/34	$ 143,936
130,000(d)	Martin Marietta Materials, Inc., 5.50%, 12/1/54	127,202
60,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32 (144A)	61,035
140,000	Owens Corning, 5.70%, 6/15/34	144,170
	Total Building Materials	$476,343

	Commercial Services — 0.3%
200,000	Ashtead Capital, Inc., 5.50%, 8/11/32 (144A)	$ 199,393
200,000	Ashtead Capital, Inc., 5.95%, 10/15/33 (144A)	204,542
Pioneer Balanced ESG Fund | 10/31/2418

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Services — (continued)
135,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 2/15/31 (144A)	$ 138,014
80,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/30 (144A)	81,730
55,000	Element Fleet Management Corp., 5.643%, 3/13/27 (144A)	55,756
235,000	Element Fleet Management Corp., 6.319%, 12/4/28 (144A)	245,709
170,000	S&P Global, Inc., 5.25%, 9/15/33	174,151
280,000	Verisk Analytics, Inc., 5.25%, 6/5/34	281,588
	Total Commercial Services	$1,380,883

	Cosmetics/Personal Care — 0.1%
360,000	Unilever Capital Corp., 4.625%, 8/12/34	$ 352,892
	Total Cosmetics/Personal Care	$352,892

	Distribution/Wholesale — 0.0%†
30,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 30,909
	Total Distribution/Wholesale	$30,909

	Diversified Financial Services — 0.8%
850,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 747,360
120,000(c)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	119,773
30,000	Avolon Holdings Funding, Ltd., 5.75%, 11/15/29 (144A)	30,467
570,000	Avolon Holdings Funding, Ltd., 6.375%, 5/4/28 (144A)	588,911
290,000(c)	Capital One Financial Corp., 2.359% (SOFR + 134 bps), 7/29/32	233,940
40,000(c)	Capital One Financial Corp., 5.268% (SOFR + 237 bps), 5/10/33	39,408
165,000(c)	Capital One Financial Corp., 5.884% (SOFR + 199 bps), 7/26/35	167,661
185,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	187,399
185,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	189,462
120,000	LPL Holdings, Inc., 5.70%, 5/20/27	121,826
140,000	Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29 (144A)	139,994
445,000	Nomura Holdings, Inc., 2.999%, 1/22/32	382,790
305,000	OneMain Finance Corp., 4.00%, 9/15/30	268,489
19Pioneer Balanced ESG Fund | 10/31/24

Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
110,000(c)	Synchrony Financial, 5.935% (SOFR + 213 bps), 8/2/30	$ 111,738
63,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	60,083
	Total Diversified Financial Services	$3,389,301

	Electric — 0.6%
115,000	AEP Texas, Inc., 5.45%, 5/15/29	$ 117,410
195,000(c)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	182,604
50,000(e)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	50,279
30,000	Alpha Generation LLC, 6.75%, 10/15/32 (144A)	30,421
125,000	American Electric Power Co., Inc., 4.30%, 12/1/28	122,740
220,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54	193,204
250,000	Duke Energy Carolinas LLC, 3.95%, 3/15/48	198,678
350,000	Entergy Louisiana LLC, 5.35%, 3/15/34	356,374
170,000	ITC Holdings Corp., 5.65%, 5/9/34 (144A)	173,910
185,000	Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.078%, 10/1/54	181,583
170,000	Lightning Power LLC, 7.25%, 8/15/32 (144A)	176,858
185,000	NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/25	185,602
205,000	Puget Energy, Inc., 2.379%, 6/15/28	186,361
133,000	Puget Energy, Inc., 4.10%, 6/15/30	124,735
120,000	Puget Energy, Inc., 4.224%, 3/15/32	110,023
85,000	Southern California Edison Co., 5.45%, 6/1/31	87,097
200,000	Virginia Electric and Power Co., 4.45%, 2/15/44	176,091
	Total Electric	$2,653,970

	Electronics — 0.0%†
100,000	Flex, Ltd., 5.25%, 1/15/32	$ 99,112
70,000	Keysight Technologies, Inc., 4.95%, 10/15/34	67,968
	Total Electronics	$167,080

	Energy-Alternate Sources — 0.0%†
34,987	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 34,336
	Total Energy-Alternate Sources	$34,336

	Food — 0.1%
95,000	Kroger Co., 5.50%, 9/15/54	$ 92,256
95,000	Kroger Co., 5.65%, 9/15/64	92,316
215,000	Smithfield Foods, Inc., 2.625%, 9/13/31 (144A)	177,392
Pioneer Balanced ESG Fund | 10/31/2420

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Food — (continued)
155,000	Smithfield Foods, Inc., 3.00%, 10/15/30 (144A)	$ 134,392
4,000	Smithfield Foods, Inc., 5.20%, 4/1/29 (144A)	3,922
	Total Food	$500,278

	Gas — 0.3%
515,000	Atmos Energy Corp., 5.90%, 11/15/33	$ 548,070
325,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	309,427
375,000	KeySpan Gas East Corp., 5.994%, 3/6/33 (144A)	385,625
	Total Gas	$1,243,122

	Hand & Machine Tools — 0.0%†
125,000	Regal Rexnord Corp., 6.30%, 2/15/30	$ 129,443
	Total Hand & Machine Tools	$129,443

	Healthcare-Products — 0.1%
48,000	Edwards Lifesciences Corp., 4.30%, 6/15/28	$ 47,161
244,000	Smith & Nephew Plc, 2.032%, 10/14/30	206,102
95,000	Smith & Nephew Plc, 5.40%, 3/20/34	95,460
120,000	Sotera Health Holdings LLC, 7.375%, 6/1/31 (144A)	122,887
	Total Healthcare-Products	$471,610

	Healthcare-Services — 0.1%
100,000	Elevance Health, Inc., 5.15%, 6/15/29	$ 101,297
70,000	Elevance Health, Inc., 5.375%, 6/15/34	70,667
80,000	Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 6/15/29 (144A)	80,914
75,000	Humana, Inc., 5.375%, 4/15/31	75,228
	Total Healthcare-Services	$328,106

	Insurance — 0.8%
185,000	Brown & Brown, Inc., 4.20%, 3/17/32	$ 172,540
335,000	Brown & Brown, Inc., 5.65%, 6/11/34	340,959
75,000	CNO Financial Group, Inc., 6.45%, 6/15/34	77,246
435,000	CNO Global Funding, 2.65%, 1/6/29 (144A)	389,887
250,000(c)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	225,502
385,000(c)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	308,930
150,000(c)	Farmers Insurance Exchange, 7.00% (10 Year US Treasury Yield Curve Rate T Note Constant Maturity + 386 bps), 10/15/64 (144A)	152,029
508,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	588,714
21Pioneer Balanced ESG Fund | 10/31/24

Principal Amount USD ($)		Value
	Insurance — (continued)
160,000	Metropolitan Life Global Funding I, 5.15%, 3/28/33 (144A)	$ 160,747
270,000(c)	Nippon Life Insurance Co., 2.75% (5 Year CMT Index + 265 bps), 1/21/51 (144A)	233,676
200,000(c)	Nippon Life Insurance Co., 2.90% (5 Year CMT Index + 260 bps), 9/16/51 (144A)	171,704
79,000	Primerica, Inc., 2.80%, 11/19/31	67,313
305,000	Prudential Financial, Inc., 3.00%, 3/10/40	231,281
163,000	Prudential Financial, Inc., 3.878%, 3/27/28	158,946
20,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	22,619
40,000	Willis North America, Inc., 2.95%, 9/15/29	36,504
	Total Insurance	$3,338,597

	Internet — 0.0%†
110,000	Uber Technologies, Inc., 4.80%, 9/15/34	$ 106,635
	Total Internet	$106,635

	Iron & Steel — 0.1%
100,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 100,113
165,000	Steel Dynamics, Inc., 5.375%, 8/15/34	166,179
	Total Iron & Steel	$266,292

	Leisure Time — 0.1%
49,000	Carnival Corp., 6.00%, 5/1/29 (144A)	$ 49,080
160,000	Royal Caribbean Cruises, Ltd., 6.00%, 2/1/33 (144A)	160,983
	Total Leisure Time	$210,063

	Lodging — 0.2%
55,000	Choice Hotels International, Inc., 5.85%, 8/1/34	$ 55,315
150,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 6.625%, 1/15/32 (144A)	150,037
405,000	Marriott International, Inc., 4.90%, 4/15/29	405,633
77,000	Marriott International, Inc., 5.30%, 5/15/34	76,958
	Total Lodging	$687,943

	Machinery-Diversified — 0.1%
500,000	CNH Industrial Capital LLC, 1.875%, 1/15/26	$ 482,958
	Total Machinery-Diversified	$482,958

	Mining — 0.2%
200,000	Anglo American Capital Plc, 5.75%, 4/5/34 (144A)	$ 204,454
290,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	262,966
Pioneer Balanced ESG Fund | 10/31/2422

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Mining — (continued)
250,000	Corp. Nacional del Cobre de Chile, 5.625%, 10/18/43 (144A)	$ 234,842
270,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	273,141
	Total Mining	$975,403

	Multi-National — 0.1%
370,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	$ 336,700
	Total Multi-National	$336,700

	Office & Business Equipment — 0.0%†
150,000	CDW LLC/CDW Finance Corp., 5.55%, 8/22/34	$ 149,241
	Total Office & Business Equipment	$149,241

	Oil & Gas — 0.3%
600,000	Aker BP ASA, 3.10%, 7/15/31 (144A)	$ 525,206
215,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34 (144A)	205,802
90,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35 (144A)	88,286
400,000	Phillips 66 Co., 3.75%, 3/1/28	387,534
162,000	Valero Energy Corp., 6.625%, 6/15/37	174,496
	Total Oil & Gas	$1,381,324

	Oil & Gas Services — 0.0%†
105,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.625%, 9/1/32 (144A)	$ 105,475
	Total Oil & Gas Services	$105,475

	Pharmaceuticals — 0.1%
117,000	AbbVie, Inc., 4.05%, 11/21/39	$ 102,817
40,000	CVS Health Corp., 5.25%, 1/30/31	39,743
250,000	CVS Health Corp., 5.25%, 2/21/33	245,576
175,000	Novartis Capital Corp., 4.00%, 9/18/31	168,270
35,000	Novartis Capital Corp., 4.70%, 9/18/54	32,400
	Total Pharmaceuticals	$588,806

	Pipelines — 0.5%
125,000	Columbia Pipelines Holding Co. LLC, 5.097%, 10/1/31 (144A)	$ 122,219
120,000(c)	Enbridge, Inc., 7.20% (5 Year CMT Index + 297 bps), 6/27/54	123,951
120,000(c)	Enbridge, Inc., 7.375% (5 Year CMT Index + 312 bps), 3/15/55	123,204
23Pioneer Balanced ESG Fund | 10/31/24

Principal Amount USD ($)		Value
	Pipelines — (continued)
165,000(c)	Enbridge, Inc., 8.50% (5 Year CMT Index + 443 bps), 1/15/84	$ 183,322
245,000	MPLX LP, 5.50%, 6/1/34	244,510
180,000	NGPL PipeCo LLC, 3.25%, 7/15/31 (144A)	155,672
215,000	ONEOK, Inc., 4.75%, 10/15/31	209,951
80,000(c)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55 (144A)	83,083
130,000(c)	South Bow Canadian Infrastructure Holdings, Ltd., 7.625% (5 Year CMT Index + 395 bps), 3/1/55 (144A)	133,859
120,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	124,642
45,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	49,739
45,000	Williams Cos., Inc., 5.15%, 3/15/34	44,306
205,000	Williams Cos., Inc., 5.75%, 6/24/44	202,497
242,000	Williams Cos., Inc., 7.75%, 6/15/31	273,812
	Total Pipelines	$2,074,767

	REITs — 0.1%
70,000	Americold Realty Operating Partnership LP, 5.409%, 9/12/34	$ 68,269
19,000	Highwoods Realty LP, 2.60%, 2/1/31	15,860
18,000	Highwoods Realty LP, 3.05%, 2/15/30	15,816
490,000	Simon Property Group LP , 5.50%, 3/8/33	502,995
	Total REITs	$602,940

	Retail — 0.5%
50,000	AutoNation, Inc., 1.95%, 8/1/28	$ 44,460
50,000	AutoNation, Inc., 2.40%, 8/1/31	41,367
140,000	AutoNation, Inc., 3.85%, 3/1/32	125,749
250,000	AutoNation, Inc., 4.75%, 6/1/30	243,547
565,000	Best Buy Co., Inc., 1.95%, 10/1/30	480,185
330,000	Darden Restaurants, Inc., 6.30%, 10/10/33	348,298
335,000	Dollar Tree, Inc., 2.65%, 12/1/31	280,998
95,000	Ferguson Enterprises, Inc., 5.00%, 10/3/34	92,204
280,000	Lowe's Cos., Inc., 3.75%, 4/1/32	259,243
	Total Retail	$1,916,051

	Savings & Loans — 0.1%
355,000	Nationwide Building Society, 5.127%, 7/29/29 (144A)	$ 357,363
	Total Savings & Loans	$357,363

	Semiconductors — 0.5%
391,000	Broadcom, Inc., 3.187%, 11/15/36 (144A)	$ 317,669
125,000	Broadcom, Inc., 4.15%, 4/15/32 (144A)	117,956
Pioneer Balanced ESG Fund | 10/31/2424

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Semiconductors — (continued)
60,000	Broadcom, Inc., 4.30%, 11/15/32	$ 57,071
210,000	Broadcom, Inc., 5.05%, 7/12/29	211,792
505,000	Foundry JV Holdco LLC, 5.875%, 1/25/34 (144A)	501,000
206,000	Foundry JV Holdco LLC, 5.90%, 1/25/30 (144A)	208,793
292,000	SK Hynix, Inc., 5.50%, 1/16/29 (144A)	295,070
269,000	Skyworks Solutions, Inc., 3.00%, 6/1/31	232,089
	Total Semiconductors	$1,941,440

	Software — 0.2%
349,000	Autodesk, Inc., 2.40%, 12/15/31	$ 296,854
175,000	Infor, Inc., 1.75%, 7/15/25 (144A)	170,470
125,000	Roper Technologies, Inc., 4.75%, 2/15/32	123,096
205,000	Roper Technologies, Inc., 4.90%, 10/15/34	200,270
	Total Software	$790,690

	Telecommunications — 0.1%
350,000	T-Mobile USA, Inc., 2.55%, 2/15/31	$ 304,361
	Total Telecommunications	$304,361

	Trucking & Leasing — 0.1%
98,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40%, 7/1/27 (144A)	$ 96,778
255,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.55%, 5/1/28 (144A)	259,874
35,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.05%, 8/1/28 (144A)	36,221
	Total Trucking & Leasing	$392,873

	Total Corporate Bonds (Cost $49,993,047)	$48,590,994

	Municipal Bonds — 0.1% of Net Assets(h)
	Massachusetts — 0.0%†
100,000	Massachusetts Development Finance Agency, Phillips Academy, Series B, 4.844%, 9/1/43	$ 94,340
	Total Massachusetts	$94,340

	Missouri — 0.0%†
100,000	Health & Educational Facilities Authority of the State of Missouri, Washington University, Series A, 3.685%, 2/15/47	$ 80,644
	Total Missouri	$80,644

25Pioneer Balanced ESG Fund | 10/31/24

Principal Amount USD ($)		Value
	Texas — 0.1%
100,000(i)	Central Texas Regional Mobility Authority, 1/1/25	$ 99,406
	Total Texas	$99,406

	Total Municipal Bonds (Cost $299,105)	$274,390

Shares
	Preferred Stock — 0.4% of Net Assets
	Automobiles — 0.4%
22,881(j)	Porsche AG (144A)	$ 1,608,813
	Total Automobiles	$1,608,813

	Total Preferred Stock (Cost $1,938,538)	$1,608,813

Principal Amount USD ($)
	Insurance-Linked Securities — 0.5% of Net Assets#
	Event Linked Bonds — 0.5%
	Multiperil – U.S. — 0.3%
250,000(a)	Four Lakes Re, 10.303%, (3 Month U.S. Treasury Bill + 575 bps), 1/7/27 (144A)	$ 256,525
250,000(a)	High Point Re, 10.30%, (3 Month U.S. Treasury Bill + 575 bps), 1/6/27 (144A)	256,050
250,000(a)	Mystic Re, 16.553%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	256,150
250,000(a)	Residential Re, 10.473%, (3 Month U.S. Treasury Bill + 592 bps), 12/6/27 (144A)	258,975
250,000(a)	Sanders Re, 10.313%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/28 (144A)	259,500
		$1,287,200

	Multiperil – U.S. & Canada — 0.1%
250,000(a)	Galileo Re, 11.542%, (3 Month U.S. Treasury Bill + 700 bps), 1/7/28 (144A)	$ 258,025
	Windstorm – North Carolina — 0.1%
250,000(a)	Blue Ridge Re, 9.803%, (3 Month U.S. Treasury Bill + 525 bps), 1/8/27 (144A)	$ 254,325
Pioneer Balanced ESG Fund | 10/31/2426

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – U.S. — 0.0%†
250,000(a)	Bonanza Re, 9.491%, (3 Month U.S. Treasury Bill + 493 bps), 12/23/24 (144A)	$ 249,250
	Total Event Linked Bonds	$2,048,800

	Total Insurance-Linked Securities (Cost $2,000,000)	$2,048,800

	Foreign Government Bonds — 0.2% of Net Assets
	Philippines — 0.1%
200,000	Philippine Government International Bond, 5.000%, 1/13/37	$ 199,080
	Total Philippines	$199,080

	United Arab Emirates — 0.1%
575,000	UAE International Government Bond, 4.857%, 7/2/34 (144A)	$ 579,173
	Total United Arab Emirates	$579,173

	Total Foreign Government Bonds (Cost $835,250)	$778,253

	U.S. Government and Agency Obligations — 14.7% of Net Assets
1,276,950	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	$ 1,045,805
267,002	Federal Home Loan Mortgage Corp., 2.000%, 5/1/51	211,793
86,083	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	68,461
661,275	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	554,212
170,658	Federal Home Loan Mortgage Corp., 2.500%, 4/1/52	142,248
85,623	Federal Home Loan Mortgage Corp., 3.000%, 12/1/46	75,657
7,384	Federal Home Loan Mortgage Corp., 3.000%, 11/1/47	6,554
43,740	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	38,476
240,881	Federal Home Loan Mortgage Corp., 3.000%, 9/1/51	207,488
88,281	Federal Home Loan Mortgage Corp., 3.000%, 11/1/51	77,387
481,851	Federal Home Loan Mortgage Corp., 3.000%, 6/1/52	414,969
339,426	Federal Home Loan Mortgage Corp., 3.000%, 6/1/52	292,313
53,286	Federal Home Loan Mortgage Corp., 3.000%, 8/1/52	46,674
97,428	Federal Home Loan Mortgage Corp., 3.000%, 9/1/52	85,455
76,142	Federal Home Loan Mortgage Corp., 3.500%, 12/1/46	69,567
78,905	Federal Home Loan Mortgage Corp., 3.500%, 3/1/48	71,828
74,077	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	66,826
222,331	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	201,276
191,746	Federal Home Loan Mortgage Corp., 3.500%, 7/1/52	171,748
400,660	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	381,709
11,167	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	10,458
27Pioneer Balanced ESG Fund | 10/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
12,496	Federal Home Loan Mortgage Corp., 4.500%, 3/1/47	$ 12,184
7,989	Federal Home Loan Mortgage Corp., 5.000%, 5/1/40	8,011
17,885	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	17,894
6,019	Federal Home Loan Mortgage Corp., 5.500%, 1/1/39	6,086
187,597	Federal Home Loan Mortgage Corp., 5.500%, 9/1/39	189,326
160,602	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	161,621
84,273	Federal Home Loan Mortgage Corp., 5.500%, 7/1/53	84,377
99,947	Federal Home Loan Mortgage Corp., 5.500%, 10/1/54	100,753
2,914	Federal Home Loan Mortgage Corp., 6.000%, 1/1/38	3,025
6,498	Federal Home Loan Mortgage Corp., 6.000%, 10/1/38	6,734
93,694	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	95,091
203,761	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	205,089
98,864	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	102,164
99,614	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	101,719
693,901	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	698,953
197,727	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	199,653
197,884	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	200,024
89,891	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	90,476
89,886	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	90,471
9,984	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	10,089
9,987	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	10,129
3,129	Federal Home Loan Mortgage Corp., 6.500%, 10/1/33	3,256
23,320	Federal Home Loan Mortgage Corp., 6.500%, 1/1/53	24,069
155,561	Federal Home Loan Mortgage Corp., 6.500%, 2/1/53	162,934
89,537	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	92,524
271,311	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	282,930
2,772,846	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	2,829,799
99,018	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	102,122
104,713	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	107,279
99,707	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	102,204
156,002	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	159,221
134,610	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	137,806
96,824	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	99,562
69,860	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	72,182
99,851	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	102,487
99,844	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	102,870
9,984	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	10,401
95,081	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	97,684
29,975	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	30,687
39,960	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	40,807
49,935	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	51,005
Pioneer Balanced ESG Fund | 10/31/2428

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
9,992	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	$ 10,200
29,933	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	31,225
299,461	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	312,007
9,963	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	10,379
9,993	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	10,437
19,963	Federal Home Loan Mortgage Corp., 7.000%, 9/1/54	20,798
1,522,241	Federal National Mortgage Association, 1.500%, 3/1/42	1,247,514
1,221,956	Federal National Mortgage Association, 2.000%, 11/1/50	969,346
107,112	Federal National Mortgage Association, 2.000%, 4/1/51	84,965
170,607	Federal National Mortgage Association, 2.000%, 3/1/52	135,756
1,400,000	Federal National Mortgage Association, 2.000%, 11/1/54 (TBA)	1,109,476
500,000	Federal National Mortgage Association, 2.000%, 12/1/54 (TBA)	396,535
15,447	Federal National Mortgage Association, 2.500%, 3/1/43	13,249
11,450	Federal National Mortgage Association, 2.500%, 4/1/43	9,821
4,979	Federal National Mortgage Association, 2.500%, 8/1/43	4,271
11,574	Federal National Mortgage Association, 2.500%, 4/1/45	9,875
18,264	Federal National Mortgage Association, 2.500%, 4/1/45	15,515
9,333	Federal National Mortgage Association, 2.500%, 8/1/45	7,922
365,154	Federal National Mortgage Association, 2.500%, 8/1/50	310,195
727,383	Federal National Mortgage Association, 2.500%, 5/1/51	614,805
248,875	Federal National Mortgage Association, 2.500%, 5/1/51	210,634
490,653	Federal National Mortgage Association, 2.500%, 11/1/51	413,789
98,309	Federal National Mortgage Association, 2.500%, 12/1/51	82,541
819,118	Federal National Mortgage Association, 2.500%, 1/1/52	687,219
29Pioneer Balanced ESG Fund | 10/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
78,947	Federal National Mortgage Association, 2.500%, 2/1/52	$ 66,517
738,851	Federal National Mortgage Association, 2.500%, 4/1/52	613,267
241,936	Federal National Mortgage Association, 2.500%, 4/1/52	203,279
1,249,492	Federal National Mortgage Association, 2.500%, 4/1/52	1,035,109
1,000,000	Federal National Mortgage Association, 2.500%, 11/1/54 (TBA)	827,185
700,000	Federal National Mortgage Association, 2.500%, 12/1/54 (TBA)	579,248
22,946	Federal National Mortgage Association, 3.000%, 10/1/30	22,117
2,510	Federal National Mortgage Association, 3.000%, 5/1/46	2,224
3,526	Federal National Mortgage Association, 3.000%, 10/1/46	3,124
2,154	Federal National Mortgage Association, 3.000%, 1/1/47	1,909
9,005	Federal National Mortgage Association, 3.000%, 2/1/47	8,029
71,858	Federal National Mortgage Association, 3.000%, 3/1/47	63,711
36,711	Federal National Mortgage Association, 3.000%, 4/1/47	32,545
177,472	Federal National Mortgage Association, 3.000%, 8/1/50	155,638
282,708	Federal National Mortgage Association, 3.000%, 2/1/51	247,639
51,516	Federal National Mortgage Association, 3.000%, 8/1/51	44,374
262,191	Federal National Mortgage Association, 3.000%, 11/1/51	229,011
255,097	Federal National Mortgage Association, 3.000%, 11/1/51	219,725
382,920	Federal National Mortgage Association, 3.000%, 1/1/52	334,595
168,836	Federal National Mortgage Association, 3.000%, 2/1/52	147,826
515,900	Federal National Mortgage Association, 3.000%, 3/1/52	452,252
Pioneer Balanced ESG Fund | 10/31/2430

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
154,497	Federal National Mortgage Association, 3.000%, 4/1/52	$ 133,077
88,359	Federal National Mortgage Association, 3.000%, 5/1/52	77,266
378,007	Federal National Mortgage Association, 3.000%, 6/1/52	325,706
212,992	Federal National Mortgage Association, 3.000%, 6/1/52	183,461
82,106	Federal National Mortgage Association, 3.000%, 2/1/57	67,849
5,447	Federal National Mortgage Association, 3.500%, 2/1/49	4,965
194,134	Federal National Mortgage Association, 3.500%, 5/1/49	179,256
130,827	Federal National Mortgage Association, 3.500%, 5/1/49	120,369
16,879	Federal National Mortgage Association, 3.500%, 4/1/52	15,171
72,986	Federal National Mortgage Association, 3.500%, 4/1/52	65,648
148,242	Federal National Mortgage Association, 3.500%, 4/1/52	134,165
151,409	Federal National Mortgage Association, 3.500%, 5/1/52	136,592
1,400,000	Federal National Mortgage Association, 3.500%, 12/15/54 (TBA)	1,251,580
62,940	Federal National Mortgage Association, 4.000%, 10/1/40	59,963
279,500	Federal National Mortgage Association, 4.000%, 4/1/44	266,164
130,975	Federal National Mortgage Association, 4.000%, 7/1/51	121,823
30,821	Federal National Mortgage Association, 4.000%, 9/1/51	28,822
196,550	Federal National Mortgage Association, 4.000%, 10/1/52	181,708
86,829	Federal National Mortgage Association, 4.500%, 9/1/43	84,926
161,473	Federal National Mortgage Association, 4.500%, 12/1/43	155,892
55,507	Federal National Mortgage Association, 4.500%, 1/1/44	54,288
31Pioneer Balanced ESG Fund | 10/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
700,000	Federal National Mortgage Association, 4.500%, 12/1/54 (TBA)	$ 664,432
35,622	Federal National Mortgage Association, 5.000%, 5/1/31	35,856
253,719	Federal National Mortgage Association, 5.000%, 8/1/52	247,581
90,026	Federal National Mortgage Association, 5.000%, 4/1/53	87,805
700,000	Federal National Mortgage Association, 5.000%, 11/1/54 (TBA)	680,141
500,000	Federal National Mortgage Association, 5.000%, 12/1/54 (TBA)	485,678
1,839	Federal National Mortgage Association, 5.500%, 3/1/34	1,829
3,651	Federal National Mortgage Association, 5.500%, 12/1/34	3,698
20,113	Federal National Mortgage Association, 5.500%, 10/1/35	20,322
7,726	Federal National Mortgage Association, 5.500%, 12/1/35	7,844
9,223	Federal National Mortgage Association, 5.500%, 12/1/35	9,364
5,171	Federal National Mortgage Association, 5.500%, 5/1/37	5,235
60,136	Federal National Mortgage Association, 5.500%, 5/1/38	60,645
94,285	Federal National Mortgage Association, 5.500%, 9/1/39	95,154
86,345	Federal National Mortgage Association, 5.500%, 4/1/50	86,840
165,097	Federal National Mortgage Association, 5.500%, 4/1/50	166,110
85,510	Federal National Mortgage Association, 5.500%, 4/1/53	84,999
91,354	Federal National Mortgage Association, 5.500%, 4/1/53	90,772
83,587	Federal National Mortgage Association, 5.500%, 7/1/53	83,472
100,619	Federal National Mortgage Association, 5.500%, 7/1/54	99,685
100,000	Federal National Mortgage Association, 5.500%, 10/1/54	99,650
Pioneer Balanced ESG Fund | 10/31/2432

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,200,000	Federal National Mortgage Association, 5.500%, 11/1/54 (TBA)	$ 1,188,599
151	Federal National Mortgage Association, 6.000%, 9/1/29	154
566	Federal National Mortgage Association, 6.000%, 8/1/32	583
4,733	Federal National Mortgage Association, 6.000%, 12/1/33	4,795
4,287	Federal National Mortgage Association, 6.000%, 10/1/37	4,452
3,062	Federal National Mortgage Association, 6.000%, 12/1/37	3,174
45,653	Federal National Mortgage Association, 6.000%, 1/1/53	46,985
18,530	Federal National Mortgage Association, 6.000%, 1/1/53	18,849
89,140	Federal National Mortgage Association, 6.000%, 4/1/53	89,802
90,360	Federal National Mortgage Association, 6.000%, 5/1/53	93,004
80,142	Federal National Mortgage Association, 6.000%, 5/1/53	82,305
83,504	Federal National Mortgage Association, 6.000%, 6/1/53	85,622
87,274	Federal National Mortgage Association, 6.000%, 7/1/53	88,307
75,520	Federal National Mortgage Association, 6.000%, 7/1/53	78,226
87,617	Federal National Mortgage Association, 6.000%, 7/1/53	90,665
187,720	Federal National Mortgage Association, 6.000%, 8/1/53	190,733
361,803	Federal National Mortgage Association, 6.000%, 9/1/53	364,271
72,090	Federal National Mortgage Association, 6.000%, 2/1/54	72,560
99,704	Federal National Mortgage Association, 6.000%, 8/1/54	100,449
134,869	Federal National Mortgage Association, 6.000%, 9/1/54	135,749
125,874	Federal National Mortgage Association, 6.000%, 9/1/54	126,695
33Pioneer Balanced ESG Fund | 10/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
108,901	Federal National Mortgage Association, 6.000%, 9/1/54	$ 109,646
147,600	Federal National Mortgage Association, 6.000%, 9/1/54	148,564
142,244	Federal National Mortgage Association, 6.000%, 9/1/54	143,173
137,864	Federal National Mortgage Association, 6.000%, 9/1/54	139,211
100,000	Federal National Mortgage Association, 6.000%, 10/1/54	101,505
200,000	Federal National Mortgage Association, 6.000%, 12/1/54 (TBA)	201,181
3,136	Federal National Mortgage Association, 6.500%, 4/1/29	3,175
1,986	Federal National Mortgage Association, 6.500%, 7/1/29	2,048
5,414	Federal National Mortgage Association, 6.500%, 5/1/32	5,595
4,734	Federal National Mortgage Association, 6.500%, 9/1/32	4,834
2,643	Federal National Mortgage Association, 6.500%, 10/1/32	2,697
82,259	Federal National Mortgage Association, 6.500%, 3/1/53	85,003
86,619	Federal National Mortgage Association, 6.500%, 8/1/53	89,403
84,134	Federal National Mortgage Association, 6.500%, 8/1/53	86,941
39,681	Federal National Mortgage Association, 6.500%, 8/1/53	40,703
166,506	Federal National Mortgage Association, 6.500%, 9/1/53	171,807
83,133	Federal National Mortgage Association, 6.500%, 9/1/53	85,805
353,539	Federal National Mortgage Association, 6.500%, 5/1/54	360,913
1,126,786	Federal National Mortgage Association, 6.500%, 6/1/54	1,149,987
132,850	Federal National Mortgage Association, 6.500%, 7/1/54	135,696
139,554	Federal National Mortgage Association, 6.500%, 7/1/54	142,509
Pioneer Balanced ESG Fund | 10/31/2434

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
124,446	Federal National Mortgage Association, 6.500%, 7/1/54	$ 127,212
195,211	Federal National Mortgage Association, 6.500%, 8/1/54	199,345
199,530	Federal National Mortgage Association, 6.500%, 8/1/54	203,641
99,823	Federal National Mortgage Association, 6.500%, 8/1/54	102,430
99,819	Federal National Mortgage Association, 6.500%, 9/1/54	102,319
99,499	Federal National Mortgage Association, 6.500%, 9/1/54	102,416
99,824	Federal National Mortgage Association, 6.500%, 9/1/54	102,648
9,992	Federal National Mortgage Association, 6.500%, 9/1/54	10,299
99,849	Federal National Mortgage Association, 6.500%, 9/1/54	102,777
99,867	Federal National Mortgage Association, 6.500%, 9/1/54	102,692
99,905	Federal National Mortgage Association, 6.500%, 9/1/54	102,045
99,695	Federal National Mortgage Association, 6.500%, 9/1/54	101,806
400,000	Federal National Mortgage Association, 6.500%, 12/1/54 (TBA)	408,196
7,809	Federal National Mortgage Association, 7.000%, 1/1/36	8,115
6,802	Federal National Mortgage Association, 7.000%, 9/1/54	7,112
100,000	Government National Mortgage Association, 2.000%, 11/20/54 (TBA)	81,530
100,000	Government National Mortgage Association, 2.500%, 11/20/54 (TBA)	84,703
100,000	Government National Mortgage Association, 6.000%, 11/20/54 (TBA)	100,727
100,000	Government National Mortgage Association, 6.000%, 12/20/54 (TBA)	100,578
200,000	Government National Mortgage Association, 6.500%, 11/20/54 (TBA)	203,186
57,962	Government National Mortgage Association I, 3.500%, 11/15/41	53,924
35Pioneer Balanced ESG Fund | 10/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
7,059	Government National Mortgage Association I, 3.500%, 10/15/42	$ 6,541
99,539	Government National Mortgage Association I, 4.000%, 9/15/41	94,460
16,311	Government National Mortgage Association I, 4.000%, 4/15/45	15,473
28,743	Government National Mortgage Association I, 4.000%, 6/15/45	27,381
16,843	Government National Mortgage Association I, 4.500%, 5/15/39	16,488
3,382	Government National Mortgage Association I, 5.500%, 8/15/33	3,441
6,928	Government National Mortgage Association I, 5.500%, 9/15/33	6,918
4,315	Government National Mortgage Association I, 6.000%, 10/15/33	4,482
7,606	Government National Mortgage Association I, 6.000%, 9/15/34	7,799
20,112	Government National Mortgage Association I, 6.000%, 9/15/38	20,874
446	Government National Mortgage Association I, 6.500%, 10/15/28	450
3,410	Government National Mortgage Association I, 6.500%, 5/15/31	3,439
4,621	Government National Mortgage Association I, 6.500%, 6/15/32	4,748
6,236	Government National Mortgage Association I, 6.500%, 12/15/32	6,419
9,867	Government National Mortgage Association I, 6.500%, 5/15/33	10,012
77	Government National Mortgage Association I, 7.000%, 8/15/28	79
1,688	Government National Mortgage Association I, 8.000%, 2/15/30	1,684
197,249	Government National Mortgage Association II, 2.000%, 3/20/52	161,008
295,305	Government National Mortgage Association II, 2.500%, 4/20/52	250,244
196,831	Government National Mortgage Association II, 3.000%, 5/20/52	172,627
192,571	Government National Mortgage Association II, 3.500%, 6/20/44	177,639
Pioneer Balanced ESG Fund | 10/31/2436

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
104,178	Government National Mortgage Association II, 3.500%, 7/20/47	$ 95,124
98,461	Government National Mortgage Association II, 3.500%, 8/20/52	89,003
24,022	Government National Mortgage Association II, 4.500%, 9/20/44	23,295
11,286	Government National Mortgage Association II, 4.500%, 10/20/44	10,998
22,102	Government National Mortgage Association II, 4.500%, 11/20/44	21,538
55,085	Government National Mortgage Association II, 4.500%, 9/20/48	53,287
113,095	Government National Mortgage Association II, 4.500%, 3/20/49	109,096
32,854	Government National Mortgage Association II, 4.500%, 4/20/49	31,772
109,917	Government National Mortgage Association II, 5.000%, 4/20/38	109,964
7,838	Government National Mortgage Association II, 5.500%, 2/20/34	8,047
86,648	Government National Mortgage Association II, 5.500%, 9/20/52	86,350
9,150	Government National Mortgage Association II, 6.500%, 11/20/28	9,307
597	Government National Mortgage Association II, 7.500%, 9/20/29	612
1,982,900	U.S. Treasury Bonds, 3.000%, 2/15/48	1,521,876
7,578,200	U.S. Treasury Bonds, 3.125%, 5/15/48	5,942,671
2,380,400	U.S. Treasury Bonds, 4.375%, 8/15/43	2,321,355
5,039,000	U.S. Treasury Notes, 1.125%, 2/15/31	4,197,920
900,000	U.S. Treasury Notes, 1.500%, 2/15/30	786,234
1,290,000	U.S. Treasury Notes, 2.875%, 5/15/32	1,176,520
900,000	U.S. Treasury Notes, 3.500%, 2/15/33	852,539
5,034,600	U.S. Treasury Notes, 4.625%, 9/30/30	5,145,322
	Total U.S. Government and Agency Obligations (Cost $65,018,556)	$62,089,315

37Pioneer Balanced ESG Fund | 10/31/24

Shares		Value
	SHORT TERM INVESTMENTS — 0.8% of Net Assets
	Open-End Fund — 0.8%
3,289,294(k)	Dreyfus Government Cash Management, Institutional Shares, 4.76%	$ 3,289,294
		$3,289,294

	TOTAL SHORT TERM INVESTMENTS (Cost $3,289,294)	$3,289,294

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 101.3% (Cost $351,905,730)	$428,463,069
		Net Realized Gain (Loss) for the period ended 10/31/24	Change in Unrealized Appreciation (Depreciation) for the period ended 10/31/24	Capital Gain Distributions for the period ended 10/31/24	Dividend Income for the period ended 10/31/24	Value
	Affiliated Issuer — 0.3%
	Closed-End Fund — 0.3% of Net Assets
130,805(l)	Pioneer ILS Interval Fund	$—	$60,171	$—	$126,210	$ 1,274,043
	Total Investments in Affiliated Issuer — 0.3% (Cost $1,292,999)					$1,274,043

Principal Amount USD ($)
	TBA Sales Commitments — (1.4)% of Net Assets
	U.S. Government and Agency Obligations — (1.4)%
(1,200,000)	Federal National Mortgage Association, 3.000%, 11/1/54 (TBA)	$ (1,032,944)
(200,000)	Federal National Mortgage Association, 5.500%, 12/1/39 (TBA)	(201,750)
(300,000)	Federal National Mortgage Association, 6.000%, 11/1/54 (TBA)	(301,912)
(3,800,000)	Federal National Mortgage Association, 6.500%, 11/1/54 (TBA)	(3,878,305)
Pioneer Balanced ESG Fund | 10/31/2438

Schedule of Investments  |  10/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
(300,000)	Government National Mortgage Association, 3.500%, 12/20/54 (TBA)	$ (271,137)
(200,000)	Government National Mortgage Association, 4.500%, 11/20/54 (TBA)	(190,886)
	TOTAL TBA SALES COMMITMENTS (Proceeds $5,934,816)	$(5,876,934)

	OTHER ASSETS AND LIABILITIES — (0.2)%	$(764,583)
	net assets — 100.0%	$423,095,595

(A.D.R.)	American Depositary Receipts.
(G.D.R.)	Global Depositary Receipts.
(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At October 31, 2024, the value of these securities amounted to $56,697,994, or 13.4% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at October 31, 2024.
(b)	Non-income producing security.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at October 31, 2024.
(d)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(e)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at October 31, 2024.
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Security is perpetual in nature and has no stated maturity date.
39Pioneer Balanced ESG Fund | 10/31/24

(h)	Consists of Revenue Bonds unless otherwise indicated.
(i)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(j)	Issued as preference shares.
(k)	Rate periodically changes. Rate disclosed is the 7-day yield at October 31, 2024.
(l)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by the Adviser.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at October 31, 2024.
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Blue Ridge Re	11/14/2023	$250,000	$254,325
Bonanza Re	12/15/2020	250,000	249,250
Four Lakes Re	12/8/2023	250,000	256,525
Galileo Re	12/4/2023	250,000	258,025
High Point Re	12/1/2023	250,000	256,050
Mystic Re	12/12/2023	250,000	256,150
Residential Re	11/7/2023	250,000	258,975
Sanders Re	1/16/2024	250,000	259,500
Total Restricted Securities			$2,048,800
% of Net assets			0.5%
Pioneer Balanced ESG Fund | 10/31/2440

Schedule of Investments  |  10/31/24
(unaudited) (continued)
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
47	U.S. 2 Year Note (CBT)	12/31/24	$9,765,465	$9,679,430	$(86,035)
333	U.S. 5 Year Note (CBT)	12/31/24	36,498,926	35,709,049	(789,877)
17	U.S. 10 Year Note (CBT)	12/19/24	1,930,762	1,877,969	(52,793)
7	U.S. 10 Year Ultra Bond (CBT)	12/19/24	810,331	796,250	(14,081)
			$49,005,484	$48,062,698	$(942,786)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
5	U.S. Ultra Bond (CBT)	12/19/24	$(636,393)	$(628,125)	$8,268
13	U.S. Long Bond (CBT)	12/19/24	(1,616,762)	(1,533,594)	83,168
			$(2,253,155)	$(2,161,719)	$91,436
TOTAL FUTURES CONTRACTS			$46,752,329	$45,900,979	$(851,350)
CBT	Chicago Board of Trade.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
41Pioneer Balanced ESG Fund | 10/31/24

The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$584,366	$—	$584,366
Common Stocks	273,168,055	—	—	273,168,055
Asset Backed Securities	—	15,632,492	—	15,632,492
Collateralized Mortgage Obligations	—	11,077,979	—	11,077,979
Commercial Mortgage-Backed Securities	—	6,132,042	—	6,132,042
Convertible Corporate Bonds	—	3,188,276	—	3,188,276
Corporate Bonds	—	48,590,994	—	48,590,994
Municipal Bonds	—	274,390	—	274,390
Preferred Stock	1,608,813	—	—	1,608,813
Insurance-Linked Securities
Event Linked Bonds	—	2,048,800	—	2,048,800
Foreign Government Bonds	—	778,253	—	778,253
U.S. Government and Agency Obligations	—	62,089,315	—	62,089,315
Open-End Fund	3,289,294	—	—	3,289,294
Affiliated Closed-End Fund	1,274,043	—	—	1,274,043
Total Investments in Securities	$279,340,205	$150,396,907	$—	$429,737,112
Liabilities
TBA Sales Commitments	$—	$(5,876,934)	$—	$(5,876,934)
Total Liabilities	$—	$(5,876,934)	$—	$(5,876,934)
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(851,350)	$—	$—	$(851,350)
Total Other Financial Instruments	$(851,350)	$—	$—	$(851,350)
During the period ended October 31, 2024, there were no transfers in or out of Level 3.
Pioneer Balanced ESG Fund | 10/31/2442